Investment in associate (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Summarized financial information in associate	Summarized financial information of Atlas (100% basis) is as follows:

Consolidated statements of financial position as at	Dec 31 2020	Dec 31 2019
Cash and cash equivalents	$40,815	$50,149
Other current assets[1]	65,434	60,709
Non-current assets	256,421	241,860
Current liabilities[1]	(43,057)	(28,191)
Other long-term liabilities, including current maturities	(133,079)	(138,866)
Net assets at 100%	$186,534	$185,661
Net assets at 63.1%	$117,703	$117,152
Long-term receivable from Atlas[1]	76,322	76,322
Investment in associate	$194,025	$193,474

Consolidated statements of income for the years ended December 31	2020	2019
Revenue[1]	$250,996	$359,425
Cost of sales and depreciation and amortization	(170,714)	(217,333)
Operating income	80,282	142,092
Finance costs, finance income and other expenses	(10,297)	(11,381)
Income tax expense	(23,112)	(47,957)
Net earnings at 100%	$46,873	$82,754
Earnings of associate at 63.1%	$29,577	$52,218
Dividends received from associate	$29,026	$56,159
1 Includes related party transactions between Atlas and the Company (see note 23).